Summary of Significant Accounting Policies - Impairment of long-lived assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies
Impairment of long-lived assets	$ 5,749,384	$ 0